Income Taxes - Schedule of Components of Income Tax Expense (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Canadian
Earnings before income taxes	CAD 357	CAD 544
Current income taxes	66	59
Deferred income taxes	54	113
Less: regulatory adjustments	(77)	(100)
Deferred income taxes, net regulatory adjustment	(23)	13
Total Canadian	43	72
Foreign
Earnings before income taxes	501	519
Current income taxes	(19)	0
Deferred income taxes	121	151
Total Foreign	102	151
Income Tax Expense (Benefit)	CAD 145	CAD 223